Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR LLC. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 19, 2008

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Mt. Vernon Street Trust (the trust):
Fidelity Growth Company Fund
Fidelity Aggressive Growth (the funds)
File Nos. 002-79755 and 811-03583

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Eric D. Roiter
Eric D. Roiter
Secretary